Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Commitments to purchase property, plant and equipment	€ 386	€ 251
Short term lease expense	96	96
Low value lease expense	71	77
Income from sublet	16	19
Total cash outflows for leases	€ 535	€ 525
freehold buildings (no depreciation on freehold land)
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
leasehold land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
plant and equipment | Bottom of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
plant and equipment | Top of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years